SCHEDULE OF GOLD IN BULLION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) oz	Mar. 31, 2023 USD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, ounce | oz	239	239	239	239
Beginning balance, cost	$ 2,064	$ 1,829	$ 1,829	$ 1,884
Beginning balalnce, fair value	$ 493,236	437,251	$ 437,251	$ 437,212
Net change in unrealized gain (loss), ounce | oz
Net change in unrealized gain (loss), cost	$ 182		$ 235	$ 38
Net change in unrealized gain (loss), fair value	$ 43,563
Ending balance, ounce | oz	239		239	239
Ending balance, cost	$ 2,246		$ 2,064	$ 1,829
Ending balance, fair value	536,799		493,236	437,251
Net change in unrealized gain (loss), fair value	$ 43,563	$ 33,352	$ 55,985	$ 38